SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Sep. 30, 2023	Sep. 06, 2023	Sep. 15, 2023	Jul. 31, 2023	Jul. 27, 2023	Sep. 19, 2023	Jun. 30, 2023	Jan. 31, 2023
IfrsStatementLineItems [Line Items]
Number of shares							13,333,333	864,000
Non adjusting Event [Member]
IfrsStatementLineItems [Line Items]
Floor price					$ 1.10
Repayment of debt	$ 1,350			$ 450	$ 500
Pre-paid advance				$ 1,500
Debt principal smount			$ 900
Payments for promissory notes			$ 250
Maturity date			Mar. 07, 2023
Number of shares converted						657
Number of shares						487,281
Non adjusting Event [Member] | Securities Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Debt conversion price		$ 1.6378
Gross proceeds		$ 2,500
Debt principal smount		4,290
Loans payable		$ 2,574
Discount rate		40.00%
Investor owned percentage		4.99%